Organization and Business Operations (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Jul. 10, 2023
Accounting Policies [Abstract]
Accumulated deficits	$ (101,558,757)		$ (65,680,715)
Cash flow used in operations	17,241,736	$ 5,182,463
Cash flow used in operations			10,515,314
Cash	1,360,401		3,833,349	$ 200,000
Working capital	$ 1,648,876		$ 4,103,687